INITIAL PUBLIC OFFERING (Details) - USD ($)	Jan. 07, 2026	Sep. 30, 2026	Aug. 27, 2026	Jan. 05, 2026	Dec. 31, 2025
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of fractional warrants issued upon separation of units
Warrant term		5 years
Class A
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price per unit			$ 0.0001
Number of shares in unit	1
Class A | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares in unit	1
Public warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants in a unit	0.333
Number of fractional warrants issued upon separation of units
Threshold days to exercise warrants	30 days
Warrant term		5 years
Public warrants | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants in a unit	0.333
Threshold days to exercise warrants	30 days
Warrant term	5 years
Public warrants | Class A
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued per warrant	1
Exercise price per warrant	$ 11.5
Public warrants | Class A | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued per warrant	1
Exercise price per warrant	$ 11.5
IPO and over allotment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	17,250,000
Price per unit	$ 10
Gross proceeds from issuance of units	$ 172,500,000
IPO and over allotment | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	17,250,000
Price per unit	$ 10
Gross proceeds from issuance of units	$ 172,500,000
Over allotment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	2,250,000
Price per unit				$ 10
Over allotment | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	2,250,000
Price per unit				$ 10
Over allotment | Class A
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued per warrant	1
Exercise price per warrant	$ 11.5
Over allotment | Class A | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued per warrant	1
Exercise price per warrant	$ 11.5